Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($)		12 Months Ended
	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairments		$ 0
Business Acquisition [Line Items]
Goodwill		$ 1,073,000,000	$ 1,726,000,000	$ 41,000,000
Swett & Crawford
Business Acquisition [Line Items]
Goodwill	$ 269,000,000
Identifiable intangible assets	224,000,000
Goodwill and identifiable intangible assets deductible for tax purposes	$ 135,000,000
Swett & Crawford | Weighted Average
Business Acquisition [Line Items]
Amortization period	13 years